Note 9 - Deferred Income (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue, Current	$ 4,621,438	$ 4,954,193
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue, Current	$ 4,856,122	$ 5,423,533